Cost of raw materials and consumables - Summary of Cost of Raw Materials and Consumables (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cost of Raw Materials and Consumables [Line Items]
Raw materials			€ (108,442)	€ (108,130)	€ (139,965)
Finished goods			(161,731)	(130,006)	(141,512)
Consumables			(12,951)	(10,909)	(14,067)
Change in raw materials, consumables and finished goods			(24,822)	131	(9,991)
Other			(1,663)	(1,655)	(4,266)
Total cost of raw materials and consumables	€ (162,518)	€ (161,298)	€ (309,609)	€ (250,569)	€ (309,801)